Fair Value of Financial Liabilities	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Liabilities
7.	FAIR VALUE OF FINANCIAL LIABILITIES

Financial liabilities consisting of embedded derivative liabilities and warrant liabilities measured at fair value on a recurring basis are summarized below. The fair values of the embedded derivative liabilities and warrant liabilities recorded are as follows:

	Fair value at September 30, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability, bifurcated put contained in convertible notes payable	$—	$—	$—	$—
Warrant liability	—	—	—	—
Total liabilities	$—	$—	$—	$—

	Fair value at December 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability, bifurcated put contained in convertible notes payable	$127,000	$—	$—	$127,000
Warrant liability	85,260	—	—	85,260
Total liabilities	$212,260	$—	$—	$212,260

The table below provides a summary of the changes in fair value of the derivative liabilities and warrant liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Year Ended December 31,
Derivative liabilities:	2021	2020
Balance, beginning of period	$127,000	$1,000
Derivative liability on convertible notes payable	2,821,000	131,000
Loss (Gain) on fair value of embedded features	203,000	(5,000)
Extinguishment of derivative liability in connection with debt conversion	(3,151,000)	—
Balance, end of period	$—	$127,000

	Year Ended December 31,
Warrant liabilities:	2021	2020
Balance, beginning of period	$85,260	$—
Warrant liability	320,460	65,660
Loss on fair value of warrant liability	1,546,280	19,600
Reclassification of warrant liability to equity	(1,952,000)	—
Balance, end of period	$—	$85,260

Derivative Liability

The Embedded Put Features were separately measured at fair value, with changes in fair value recognized in current operations. The scenario-based analysis estimates the fair value of the Convertible Notes based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the holders, including various settlement, equity financing, and corporate transaction and dissolution scenarios. Estimating fair values of Embedded Put Features required the development of significant and subjective estimates that changed over the duration of the instrument with related changes in internal and external market factors. Because the Embedded Put Features are initially and subsequently carried at fair values, the Company’s income reflected the volatility in these estimate and assumption changes.

Immediately prior to the conversion of the convertible notes, the derivative liability was marked to fair value resulting in a loss of $203,000 for the year ended December 31, 2021. The recurring Level 3 fair value measurements of the embedded derivative liability included the following significant unobservable inputs as of the conversion. The probability of the Convertible Notes outstanding at maturity was estimated to be approximately 0%; the probability of an equity financing was estimated to be approximately 100%; and the probability of default, change in control or dissolution was estimated to be approximately 0%. On September 30, 2021 the embedded derivative liability was extinguished in connection with the conversion of the convertible notes.

Convertible Note Warrants

The Warrants were separately measured at fair value, with changes in fair value recognized in current operations. The fair value of the Warrants was determined using the Black-Scholes-Merton option-pricing model utilizing inputs such as the fair value of the underlying stock, expected term, expected volatility of the underlying stock over the expected term, and the risk-free interest rate over the expected term. The Warrants were valued at each issuance date of the convertible notes and at each quarter end based on the assumptions for each of the conversion scenarios contained within each of the convertible notes. The following are the significant assumptions utilized in the Black-Scholes-Merton option-pricing model; risk-free interest rate 0.0% - 1.3%; expected term (in years) 0.46 - 6.61; expected volatility 81% - 106%; expected dividend yield 0% - 0%. Changes to these assumptions had an impact on the fair value of the Warrants and related fair value adjustments.

On September 30, 2021, in connection with conversion of the 2020 and 2021 Convertible Notes, the terms of the warrants issued with the 2020 and 2021 Convertible notes became fixed such that the warrants are exercisable for a fixed number of shares of common stock at a fixed exercise price per share based on the amount of shares issuable upon conversion of the Convertible Notes and an exercise price equal to the conversion price per share used in the conversion of the Convertible Notes. The warrants are now exercisable for 686,489 shares of common stock with an exercise price of $6.00 and expire at various dates throughout fiscal 2028.

The Company determined as of September 30, 2021 the warrants should be equity classified and reclassified the fair value of the warrant liability of $1,952,000 into additional paid-in capital. The change in fair value of the warrant liability of $1,546,280 for the year ended December 31, 2021 is reflected in “Change in fair value of warrant liability” in the accompanying statement of operations.